Share-Based Payment (Details) Pure in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 07, 2016 USD ($)	Dec. 31, 2022 ₪ / shares Share USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of options | $		11,225,150
Number of options which were exercised as of the date of the financial report | Share		2,744,630
Number of options which expired / were forfeited as of the date of the financial report | Share		628,750
Number of options remaining as of the date of the financial report | Share		7,851,770
Allocated Options To Employees Dated 07.08.2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		08/07/2016
Number of offerees		3
Total number of options	1,200,000	1,200,000,000
Exercise price in NIS		₪ 7.43
Share price in NIS		6.85
Value of option in NIS		₪ 3.35
Number of options which were exercised as of the date of the financial report | Share		1,191,729
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		08/07/2023
Number of options remaining as of the date of the financial report | Share		8,271
Allocated Options To Employees1 Dated 07.08.2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		08/07/2016
Number of offerees | $		1
Total number of options | $		300,000
Exercise price in NIS		₪ 7.6
Share price in NIS		6.85
Value of option in NIS		₪ 3.25
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		100,000
Expiration date of the options		08/07/2023
Number of options remaining as of the date of the financial report | Share		200,000
Allocated Options To Employees Dated 15.05.2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		05/18/2017
Number of offerees | $		1
Total number of options | $		60,000
Exercise price in NIS		₪ 13.53
Share price in NIS		13.42
Value of option in NIS		₪ 6.4
Number of options which were exercised as of the date of the financial report | Share		49,500
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		05/18/2024
Number of options remaining as of the date of the financial report | Share		10,500
Allocated Options To Employees Dated 05.02.2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		02/05/2018
Number of offerees | $		6
Total number of options | $		310,000
Exercise price in NIS		₪ 18.4
Share price in NIS		18.05
Value of option in NIS		₪ 7.7
Number of options which were exercised as of the date of the financial report | Share		255,564
Number of options which expired / were forfeited as of the date of the financial report | Share		36,250
Expiration date of the options		02/05/2025
Number of options remaining as of the date of the financial report | Share		18,186
Allocated Options To Employees Dated 26.07.2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		07/26/2018
Number of offerees | $		2
Total number of options | $		80,000
Exercise price in NIS		₪ 19.08
Share price in NIS		18.38
Value of option in NIS		₪ 8.35
Number of options which were exercised as of the date of the financial report | Share		20,000
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		07/26/2025
Number of options remaining as of the date of the financial report | Share		60,000
Allocated Options To Employees Dated 26.08.2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		08/26/2018
Number of offerees | $		5
Total number of options | $		200,000
Exercise price in NIS		₪ 18.75
Share price in NIS		18.85
Value of option in NIS		₪ 8.63
Number of options which were exercised as of the date of the financial report | Share		141,069
Number of options which expired / were forfeited as of the date of the financial report | Share		30,000
Expiration date of the options		08/26/2025
Number of options remaining as of the date of the financial report | Share		28,931
Allocated Options To Employees Dated 12.09.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/12/2018
Number of offerees | $		2
Total number of options | $		1,350,000
Exercise price in NIS		₪ 19.61
Share price in NIS		19.05
Value of option in NIS		₪ 8.55
Number of options which were exercised as of the date of the financial report | Share		363,228
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		09/12/2025
Number of options remaining as of the date of the financial report | Share		986,772
Allocated Options To Employees Dated 28.10.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		10/28/2018
Number of offerees | $		2
Total number of options | $		1,602,000
Exercise price in NIS		₪ 19.95
Share price in NIS		18.2
Value of option in NIS		₪ 7.87
Number of options which were exercised as of the date of the financial report | Share		432,221
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		10/28/2025
Number of options remaining as of the date of the financial report | Share		1,169,779
Allocated Options To Employees Dated 01.11.2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		11/01/2018
Number of offerees | $		2
Total number of options | $		495,000
Exercise price in NIS		₪ 19.87
Share price in NIS		18.89
Value of option in NIS		₪ 8.4
Number of options which were exercised as of the date of the financial report | Share		129,361
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		11/01/2025
Number of options remaining as of the date of the financial report | Share		365,639
Allocated Options To Employees Dated 31.03.2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		03/31/2019
Number of offerees | $		3
Total number of options | $		100,000
Exercise price in NIS		₪ 21.74
Share price in NIS		22.4
Value of option in NIS		₪ 9.61
Number of options which were exercised as of the date of the financial report | Share		30,000
Number of options which expired / were forfeited as of the date of the financial report | Share		40,000
Expiration date of the options		03/31/2026
Number of options remaining as of the date of the financial report | Share		30,000
Allocated Options To Employees Dated 04.04.2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		04/04/2019
Number of offerees | $		2
Total number of options | $		80,000
Exercise price in NIS		₪ 22
Share price in NIS		22.2
Value of option in NIS		₪ 9.4
Number of options which were exercised as of the date of the financial report | Share		28,505
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		04/04/2026
Number of options remaining as of the date of the financial report | Share		51,495
Allocated Options To Employees Dated 27.05.2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		05/27/2019
Number of offerees | $		3
Total number of options | $		80,000
Exercise price in NIS		₪ 23.7
Share price in NIS		24.2
Value of option in NIS		₪ 10.34
Number of options which were exercised as of the date of the financial report | Share		30,000
Number of options which expired / were forfeited as of the date of the financial report | Share		30,000
Expiration date of the options		05/27/2026
Number of options remaining as of the date of the financial report | Share		20,000
Allocated Options To Employees Dated 28.11.2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		11/28/2019
Number of offerees | $		4
Total number of options | $		110,000
Exercise price in NIS		₪ 41.57
Share price in NIS		42.3
Value of option in NIS		₪ 19.06
Number of options which were exercised as of the date of the financial report | Share		16,000
Number of options which expired / were forfeited as of the date of the financial report | Share		40,000
Expiration date of the options		11/28/2026
Number of options remaining as of the date of the financial report | Share		54,000
Allocated Options To Employees Dated 28.11.2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		11/28/2019
Number of offerees | $		1
Total number of options | $		100,000
Exercise price in NIS		₪ 41.97
Share price in NIS		42.3
Value of option in NIS		₪ 18
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		11/28/2026
Number of options remaining as of the date of the financial report | Share		100,000
Allocated Options To Employees Dated 20.01.2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		01/20/2020
Number of offerees | $		20
Total number of options | $		271,500
Exercise price in NIS		₪ 44.68
Share price in NIS		49.1
Value of option in NIS		₪ 19.7
Number of options which were exercised as of the date of the financial report | Share		37,500
Number of options which expired / were forfeited as of the date of the financial report | Share		27,500
Expiration date of the options		01/20/2027
Number of options remaining as of the date of the financial report | Share		206,500
Allocated Options To Employees Dated 12.04.2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		04/12/2020
Number of offerees | $		1
Total number of options | $		70,000
Exercise price in NIS		₪ 41.1
Share price in NIS		41.5
Value of option in NIS		₪ 15.5
Number of options which were exercised as of the date of the financial report | Share		19,953
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		04/12/2027
Number of options remaining as of the date of the financial report | Share		50,047
Allocated Options To Employees Dated 17.05.2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		05/17/2020
Total number of options | $		6
Exercise price in NIS		₪ 110,000
Share price in NIS		48.5
Value of option in NIS		₪ 50.7
Number of options which were exercised as of the date of the financial report | Share		19.7
Number of options which expired / were forfeited as of the date of the financial report | Share		20,000
Expiration date of the options		05/17/2027
Number of options remaining as of the date of the financial report | Share		90,000
Allocated Options To Employees Dated 23.07.2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		07/23/2020
Total number of options | $		3
Exercise price in NIS		₪ 45,000
Share price in NIS		54.6
Value of option in NIS		₪ 54.7
Number of options which were exercised as of the date of the financial report | Share		19.8
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		07/23/2027
Number of options remaining as of the date of the financial report | Share		45,000
Allocated Options To Employees Dated 13.10.2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		10/13/2020
Number of offerees | $		1
Total number of options | $		103,000
Exercise price in NIS		₪ 62.09
Share price in NIS		70.1
Value of option in NIS		₪ 27.7
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		10/13/2027
Number of options remaining as of the date of the financial report | Share		103,000
Allocated Options To Employees Dated 10.11.2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		11/10/2020
Number of offerees | $		7
Total number of options | $		115,000
Exercise price in NIS		₪ 64.8
Share price in NIS		66.3
Value of option in NIS		₪ 24.1
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		35,000
Expiration date of the options		11/10/2027
Number of options remaining as of the date of the financial report | Share		80,000
Allocated Options To Employees Dated 25.05.2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		05/25/2021
Number of offerees | $		9
Total number of options		141,000,000
Exercise price in NIS		₪ 65.79
Share price in NIS		66.9
Value of option in NIS		₪ 24.6
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		24,000
Expiration date of the options		05/23/2028
Number of options remaining as of the date of the financial report | Share		117,000
Allocated Options To Employees Dated 30.09.2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/30/2021
Number of offerees | $		26
Total number of options | $		674,000
Exercise price in NIS		₪ 69.76
Share price in NIS		71.8
Value of option in NIS		₪ 25.9
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		6,000
Expiration date of the options		09/28/2028
Number of options remaining as of the date of the financial report | Share		668,000
Allocated Options To Employees1 Dated 30.09.2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/30/2021
Number of offerees | $		1
Total number of options | $		60,000
Exercise price in NIS		₪ 70.9
Share price in NIS		71.8
Value of option in NIS		₪ 25.9
Number of options which were exercised as of the date of the financial report | Share		0
Expiration date of the options		09/28/2028
Number of options remaining as of the date of the financial report | Share		60,000
Allocated Options To Employees2 Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/30/2021
Number of offerees | $		4
Total number of options | $		1,182,000
Exercise price in NIS		₪ 71.8
Share price in NIS		71.8
Value of option in NIS		₪ 25.9
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		240,000
Expiration date of the options		09/28/2028
Number of options remaining as of the date of the financial report | Share		942,000
Allocated Options To Employees3 Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/30/2021
Number of offerees | $		5
Total number of options | $		780,000
Exercise price in NIS		₪ 71.8
Share price in NIS		71.8
Value of option in NIS		₪ 25.9
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		09/28/2028
Number of options remaining as of the date of the financial report | Share		780,000
Allocated Options To Employees3 Dated 31.10.2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		10/31/2021
Number of offerees | $		1
Total number of options | $		10,000
Exercise price in NIS		₪ 72.7
Share price in NIS		78
Value of option in NIS		₪ 30.2
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		10/29/2028
Number of options remaining as of the date of the financial report | Share		10,000
Allocated Options To Employees Dated 08.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		02/08/2022
Number of offerees | $		9
Total number of options | $		541,400
Exercise price in NIS		₪ 72.3
Share price in NIS		68.4
Value of option in NIS		₪ 23.93
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		02/06/2029
Number of options remaining as of the date of the financial report | Share		541,400
Allocated Options To Employees Dated 13.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		02/13/2022
Number of offerees | $		21
Total number of options | $		282,000
Exercise price in NIS		₪ 72.8
Share price in NIS		66.8
Value of option in NIS		₪ 22.69
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		02/11/2029
Number of options remaining as of the date of the financial report | Share		282,000
Allocated Options To Employees Dated 17.04.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		04/17/2022
Number of offerees | $		72
Total number of options | $		269,250
Exercise price in NIS		₪ 77.2
Share price in NIS		74.7
Value of option in NIS		₪ 27.92
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		04/15/2029
Number of options remaining as of the date of the financial report | Share		269,250
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		06/28/2022
Number of offerees | $		1
Total number of options		100,000
Exercise price in NIS		₪ 68.64
Share price in NIS		69.6
Value of option in NIS		₪ 28.14
Number of options which were exercised as of the date of the financial report | Share		0
Number of options which expired / were forfeited as of the date of the financial report | Share		0
Expiration date of the options		06/26/2029
Number of options remaining as of the date of the financial report | Share		100,000
Allocated Options To Employees1 Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		06/28/2022
Number of offerees | $		9
Total number of options | $		146,000
Exercise price in NIS		₪ 63.9
Share price in NIS		69.6
Value of option in NIS		₪ 29.53
Expiration date of the options		06/26/2029
Number of options remaining as of the date of the financial report | Share		146,000
Allocated Options To Employees Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/01/2022
Number of offerees | $		10
Total number of options		97,000
Exercise price in NIS		₪ 79.6
Share price in NIS		81.6
Value of option in NIS		₪ 33.82
Expiration date of the options		08/30/2029
Number of options remaining as of the date of the financial report | Share		97,000
Allocated Options To Employees1 Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/01/2022
Number of offerees | $		1
Total number of options | $		10,000
Exercise price in NIS		₪ 81.4
Share price in NIS		81.6
Value of option in NIS		₪ 33.15
Expiration date of the options		08/30/2029
Number of options remaining as of the date of the financial report | Share		10,000
Allocated Options To Employees Dated 30.10.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		10/30/2022
Number of offerees | $		1
Total number of options | $		25,000
Exercise price in NIS		₪ 78.2
Share price in NIS		74.2
Value of option in NIS		₪ 29.1
Expiration date of the options		10/28/2029
Number of options remaining as of the date of the financial report | Share		25,000
Allocated Options To Employees Dated 18.12.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		12/18/2022
Number of offerees | $		9
Total number of options | $		126,000
Exercise price in NIS		₪ 74.7
Share price in NIS		74
Value of option in NIS		₪ 30.26
Expiration date of the options		12/16/2029
Number of options remaining as of the date of the financial report | Share		126,000